Lease - Schedule of Lease Expense (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Schedule of Lease Expense [Abstract]
Operating lease cost	$ 420,000	$ 53,504	$ 388,807	$ 402,063